FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, R$ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 CZK (Kč)	Dec. 31, 2020 HUF (Ft)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 CZK (Kč)	Dec. 31, 2019 HUF (Ft)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 HKD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders	$ 25,137	$ 28,530
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (973)	(817)	$ (943)
Net income	0	0	0
Currency risk | Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ 521												$ 377												$ 58
OCI	(41)	(29)	(4)
Net income	0	0	0
Currency risk | Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 2,056												$ 2,154												$ 2,977
OCI	(158)	(151)	(210)
Net income	0	0	0
Currency risk | British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 4,206												£ 3,275												£ 3,965
OCI	(575)	(434)	(506)
Net income	0	0	0
Currency risk | Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 328												€ 339												€ 505
OCI	(40)	(38)	(58)
Net income	0	0	0
Currency risk | Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 3,364												R$ 3,310												R$ 2,823
OCI	(65)	(82)	(73)
Net income	0	0	0
Currency risk | Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 28,281												₨ 26,628												₨ 25,022
OCI	(39)	(37)	(36)
Net income	0	0	0
Currency risk | Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders																																					$ (75)
OCI			1
Net income			0
Currency risk | Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥										¥ 1,084												¥ 933												¥ 1,593
OCI	(17)	(13)	(23)
Net income	0	0	0
Currency risk | South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩											₩ 204,795												₩ 160,969												₩ 245,507
OCI	(19)	(14)	(22)
Net income	0	0	0
Currency risk | United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ												د.إ 708												د.إ 683												د.إ 451
OCI	(19)	(19)	(12)
Net income	0	0	$ 0
Currency risk | Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Kč													Kč 8												Kč 10
OCI	0	0
Net income	0	0
Currency risk | Hungarian Forint
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Ft														Ft 334												Ft 314
OCI	0	0
Net income	0	0
Currency risk | Poland Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | zł															zł 3												zł 3
OCI	0	0
Net income	$ 0	$ 0